Document And Entity Information	Mar. 18, 2022
Document Information [Line Items]
Entity, Registrant Name	DIFFUSION PHARMACEUTICALS INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Mar. 18, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-24477
Entity, Tax Identification Number	30-0645032
Entity, Address, Address Line One	300 East Main Street, Suite 201
Entity, Address, City or Town	Charlottesville
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22902
City Area Code	434
Local Phone Number	220-0718
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DFFN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001053691